Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Accrued Expenses [Line Items]
Accrued Expenses

NOTE 6 — Accrued Expenses

Accrued expenses consist of the following:

	June 30, 2021	December 31, 2020
Employee-related liabilities	$3,526	$2,805
Lease liability	—	183
Accrued legal costs	430	—
Other accrued expenses	1,280	550
	$5,236	$3,538

NOTE 5 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31:

	2020	2019
Employee-related liabilities	$2,805	$923
Early exercise stock option liability	—	279
Lease liability	183	—
Other accrued expenses	550	833
	$3,538	$2,035